Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	December 31, 2025

Description	Fair Value	Level 1	Level 2	Level 3

Common stock of Plan Sponsor	$13,535,278	$13,535,278	$-	$-
Mutual funds	52,292,136	52,292,136	-	-
	$65,827,414	$65,827,414	$-	$-
	December 31, 2024

Description	Fair Value	Level 1	Level 2	Level 3

Common stock of Plan Sponsor	$15,163,919	$15,163,919	$-	$-
Mutual funds	48,384,682	48,384,682	-	-
	$63,548,601	$63,548,601	$-	$-